SUPPLEMENT DATED JUNE 13, 2003 FOR

                  DEFERRED VARIABLE ANNUITY CONTRACTS ISSUED BY

                  NATIONWIDE LIFE INSURANCE COMPANY THROUGH ITS

                          NATIONWIDE VARIABLE ACCOUNT-6

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.


Effective July 11, 2003, all references to Evergreen Variable Annuity Trust - Evergreen VA Small Cap Value Fund: Class 1 shall mean Evergreen Variable Annuity Trust - Evergreen VA Special Values Fund: Class 1.